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May 17, 2001


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

ATTN:   Office of Filings, Information and Consumer Services

RE:     Alleghany Funds (the "Company")
        File Nos. 33-68666 and 811-8004

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the Company's Class I Shares Prospectus and combined Statement of Additional Information which do not differ from that contained in Post-Effective Amendment No. 29 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 15, 2001 (Accession # 00000950137-01-501563).

If you have any questions, please contact me at (617) 535-0544.


Very truly yours,

/s/ Kimberly A. Mather

Kimberly A. Mather
Regulatory Administration